Unit-based Compensation - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend yield				0.00%
Class C units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted (in shares)			0	1,132,000
Expected annual dividend yield				0.00%
Capital Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs			$ 205	$ 444
Compensation expense remaining to be recognized			$ 377
Compensation expense remaining to be recognized, period			2 years 1 month 6 days
Capital Incentive Plan | Class C units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants permitted (in shares)			1,585,125
Subsidiary Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation costs	$ 593	$ 236	$ 705	$ 371
Compensation expense remaining to be recognized	$ 1,788		$ 1,909
Compensation expense remaining to be recognized, period	2 years		2 years 3 months 18 days
Units granted (in shares)	110,000	238,000
Discount percent for lack of marketability			20.00%
Subsidiary Equity Plan | Class C units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants permitted (in shares)					3,300,000